Balance Sheet Details - Prepaid and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Details
Deferred offering costs	$ 8,314
Prepayments	2,020	$ 1,001	$ 689
Prepaid revenue share costs to a related party	1,079
VAT recoverable	929	425	817
Research and development expenditure credit receivable	62	331	183
Insurance receivable		4,000	4,000
Other current assets	173	296
Prepaid and other current assets	$ 12,577	$ 6,053	$ 5,908